Description of business - Additional Information (Details) $ in Thousands		12 Months Ended
	Jun. 27, 2019	Dec. 31, 2019 CAD ($) Facility
Description Of Business [Line Items]
Number of licensed facilities | Facility		2
Interest payment		$ 5,714
Syndicated Credit Agreement
Description Of Business [Line Items]
Restricted cash		10,000
Term Debt Facility
Description Of Business [Line Items]
Restricted cash		10,000
Minimum amount of defer interest payment		1,200
Interest payment		$ 2,800
Maturity	July 27, 2023
Term Debt Facility | Bottom of Range
Description Of Business [Line Items]
Maturity		April 1, 2020
Term Debt Facility | Top of Range
Description Of Business [Line Items]
Maturity		April 20, 2020